UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C
Address: 1804 Embarcadero Road
         Palo Alto, CA 94303

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Neshie Tiwari
Title: Chief Compliance Officer
Phone: 650-565-4900

Signature, Place, and Date of Signing:

 /s/ Neshie Tiwari              Palo Alto, CA                02/14/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name


[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  87,850,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING
                                                             VALUE   SHARES/   SH/  PUT/  INVSTMT     OTHER   AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                    COM              002824100     6218   110737 SH            Sole                                  NONE
ADVANCED MEDICAL OPTICS INC    COM              00763M108       29     1187 SH            Sole                                  NONE
ALLERGAN INC                   COM              018490102     1782    27732 SH            Sole                                  NONE
ARCH CHEMICALS INC             COM              03937R102      855    23266 SH            Sole                                  NONE
BANK OF AMERICA CORPORATION    COM              060505104        5      118 SH            Sole                                  NONE
BEMIS INC                      COM              081437105     1823    66574 SH            Sole                                  NONE
CHEVRON CORP NEW               COM              166764100       15      164 SH            Sole                                  NONE
COCA COLA CO                   COM              191216100        9      155 SH            Sole                                  NONE
COCA COLA ENTERPRISES INC      COM              191219104    24797   952629 SH            Sole                                  NONE
COMMSCOPE INC                  COM              203372107       60     1229 SH            Sole                                  NONE
DOMINION RES INC VA NEW        COM              25746U109    25282   532813 SH            Sole                                  NONE
EL PASO CORP                   COM              28336L109     2735   158665 SH            Sole                                  NONE
EXXON MOBIL CORP               COM              30231G102       28      301 SH            Sole                                  NONE
GARDNER DENVER INC             COM              365558105      892    27023 SH            Sole                                  NONE
GOODYEAR TIRE & RUBR CO        COM              382550101      405    14350 SH            Sole                                  NONE
HOSPIRA INC                    COM              441060100     3721    87276 SH            Sole                                  NONE
NATIONAL GRID PLC              SPON ADR NEW     636274300    16801   201325 SH            Sole                                  NONE
OLD DOMINION FGHT LINES INC    COM              679580100     1185    51262 SH            Sole                                  NONE
OLIN CORP                      COM PAR $1       680665205      141     7275 SH            Sole                                  NONE
PEROT SYS CORP                 COM              714265105      553    41000 SH            Sole                                  NONE
STANDARD REGISTER CO           COM              853887107      225    19298 SH            Sole                                  NONE
VALASSIS COMMUNICATIONS INC    COM              918866104      288    24632 SH            Sole                                  NONE